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                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN EMERGING MARKETS FUND

                    SUPPLEMENT DATED JANUARY 31, 2002 TO THE
                       PROSPECTUS DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Emerging Markets team. The team is made up of established investment professionals. Current members of the team include Narayan Ramachandran, a Managing Director of the Adviser, Ruchir Sharma, an Executive Director of the Adviser, Ashutosh Sinha, an Executive Director of the Adviser and Michael Perl, an Executive Director of the Adviser. The composition of the team may change without notice from time to time.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSEM SPT 1/02
                                                                     455 555 655
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                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN LATIN AMERICAN FUND

                    SUPPLEMENT DATED JANUARY 31, 2002 TO THE
                       PROSPECTUS DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Emerging Markets team. The team is made up of established investment professionals. Current members of the team include Michael Perl, an Executive Director of the Adviser, Ana Christina Piedrahita, a Vice President of the Adviser and Narayan Ramachandran, a Managing Director of the Adviser. The composition of the team may change without notice from time to time.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSLA SPT 1/02
                                                                     459 559 659